Share Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2017 Option $ / shares	Dec. 31, 2016 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	12,381,634	9,894,211	9,861,114	5,758,200
Outstanding Remaining contractual life (years)	3 years 10 months 3 days
Outstanding Weighted average exercise price | $ / shares	$ 2.99	$ 2.31	$ 1.76	$ 0.53
Exercisable Quantity | Option	7,722,390
Exercisable Weighted average exercise price | $ / shares	$ 2.57
0.175 - 0.43 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	10,000
Outstanding Remaining contractual life (years)	1 year 7 months 24 days
Outstanding Weighted average exercise price | $ / shares	$ 0.34
Exercisable Quantity | Option	10,000
Exercisable Weighted average exercise price | $ / shares	$ 0.34
0.44 - 0.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,500,000
Outstanding Remaining contractual life (years)	3 months 26 days
Outstanding Weighted average exercise price | $ / shares	$ 0.45
Exercisable Quantity | Option	1,500,000
Exercisable Weighted average exercise price | $ / shares	$ 0.45
0.51 - 0.94 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	978,194
Outstanding Remaining contractual life (years)	1 year 9 months
Outstanding Weighted average exercise price | $ / shares	$ 0.72
Exercisable Quantity | Option	978,194
Exercisable Weighted average exercise price | $ / shares	$ 0.72
0.95 - 1.25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	824,945
Outstanding Remaining contractual life (years)	5 years 6 months 10 days
Outstanding Weighted average exercise price | $ / shares	$ 1.21
Exercisable Quantity | Option	634,252
Exercisable Weighted average exercise price | $ / shares	$ 1.20
1.26 - 1.49 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	237,745
Outstanding Remaining contractual life (years)	3 years 26 days
Outstanding Weighted average exercise price | $ / shares	$ 1.43
Exercisable Quantity | Option	174,557
Exercisable Weighted average exercise price | $ / shares	$ 1.42
1.50 - 3.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,811,750
Outstanding Remaining contractual life (years)	3 years 11 months 15 days
Outstanding Weighted average exercise price | $ / shares	$ 2.70
Exercisable Quantity | Option	821,375
Exercisable Weighted average exercise price | $ / shares	$ 2.79
3.41 - 4.23 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	4,787,750
Outstanding Remaining contractual life (years)	4 years 4 months 9 days
Outstanding Weighted average exercise price | $ / shares	$ 4.07
Exercisable Quantity | Option	1,995,262
Exercisable Weighted average exercise price | $ / shares	$ 4.08
4.24 - 4.25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,728,750
Outstanding Remaining contractual life (years)	5 years 11 months 12 days
Outstanding Weighted average exercise price | $ / shares	$ 4.25
Exercisable Quantity | Option	1,338,750
Exercisable Weighted average exercise price | $ / shares	$ 4.25
4.26 - 5.44 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	277,500
Outstanding Remaining contractual life (years)	3 years 7 months 21 days
Outstanding Weighted average exercise price | $ / shares	$ 4.52
Exercisable Quantity | Option	157,500
Exercisable Weighted average exercise price | $ / shares	$ 4.53
5.45 - 6.68 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	225,000
Outstanding Remaining contractual life (years)	3 years 2 months 1 day
Outstanding Weighted average exercise price | $ / shares	$ 5.68
Exercisable Quantity | Option	112,500
Exercisable Weighted average exercise price | $ / shares	$ 5.68